Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000
Preferred stock, shares issued (in shares)		100	2,486
Preferred stock, shares outstanding (in shares)		100	2,486
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	600,000,000	600,000,000	600,000,000
Common stock, issued (in shares)	6,381,541	3,834,095	14,992
Common stock, outstanding (in shares)	6,381,541	3,834,095	14,992
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	100
Preferred stock, shares outstanding (in shares)	0	100	100